Note 4 - Common Stock (Detail) (USD $)			9 Months Ended			9 Months Ended
	Sep. 30, 2012	Jun. 30, 2012	Sep. 30, 2012 Common Class A [Member]	Dec. 27, 2012 Common Class A [Member]	Dec. 31, 2011 Common Class A [Member]	Sep. 30, 2012 Common Class B [Member]	Dec. 31, 2011 Common Class B [Member]
Stockholders' Equity, Reverse Stock Split			400:1
Common Stock, Shares, Issued	285,604,200	76,174,556	285,604,200		19,056,000	5,000,000	700,000
Common Stock, Shares Authorized			700,000,000	5,000,000,000	700,000,000	5,000,000	5,000,000
Common Stock, Par or Stated Value Per Share (in Dollars per share)			$ 0.0001	$ 0.0001	$ 0.0001	$ 0.001	$ 0.001
Common Stock, Voting Rights						100
Stock Issued During Period, Shares, Other						3,600,000